Note 10 - Grants and Collaboration Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Notes to Financial Statements
Government Grants and Contracts [Text Block]
11.	Grant Revenue

We receive payments from government entities under grants from the National Institute of Allergy and Infectious Diseases (NIAID) and from the U.S. Department of Defense in support of our vaccine research and development efforts. We record revenue associated with government grants as the reimbursable costs are incurred. During the three-month periods ended March 31, 2022 and 2021, we recorded $81,526 and $110,417, respectively, of revenue associated with these grants.

10.	Grants and Collaboration Revenue

We receive payments from government entities under our grants from the National Institute of Allergy and Infectious Diseases (NIAID) and from the U.S. Department of Defense in support of our vaccine research and development efforts. We record revenue associated with government grants as the reimbursable costs are incurred. During 2021 and 2020, we recorded $385,501 and $1,438,465, respectively, of revenue associated with these grants. As of December 31, 2021, there is an aggregate of $81,526 in remaining grant funds available for use during 2022. During 2020, we recorded $385,193 of revenues associated with a research collaboration agreement.